UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Core Bond Fund
Class A [WABAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7833-STSR-0824

Western Asset Core Bond Fund
Class C [WABCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7832-STSR-0824

Western Asset Core Bond Fund
Class C1 [LWACX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7837-STSR-0824

Western Asset Core Bond Fund
Class FI [WAPIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$41	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7592-STSR-0824

Western Asset Core Bond Fund
Class R [WABRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$56	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7831-STSR-0824

Western Asset Core Bond Fund
Class I [WATFX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7027-STSR-0824

Western Asset Core Bond Fund
Class IS [WACSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$12,737,545,184
Total Number of Portfolio Holdings*	2,446
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Bond Fund	PAGE 1	7275-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 32.7%
FHLMC — 9.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38- 5/1/52	$44,873,923	$40,555,854
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 2/1/52	380,935,458	311,272,531
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	100,505,088	80,727,318
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 4/1/52	257,052,634	214,164,729
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41- 4/1/54	43,552,369	44,019,950
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42- 4/1/52	115,488,026	100,149,874
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	12/1/44- 6/1/53	53,457,093	51,932,115
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 12/1/52	40,912,110	38,854,406
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49- 2/1/53	90,232,788	83,827,641
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52- 4/1/54	82,234,491	81,440,387
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53- 4/1/54	43,368,926	44,496,897
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	2.883%	11/1/47	8,873,116	8,667,282 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.103%	2/1/50	12,090,602	11,647,243 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	25,429,664	23,981,631 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.140%	3/1/47	2,333,564	2,174,650 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	12/1/24- 6/1/41	1,124,422	1,112,241
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	2/1/29- 6/1/47	7,972,372	7,724,104
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	203,139	213,913
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32- 9/1/39	$134,962	$138,323
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 2/1/49	4,785,394	4,418,291
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	81,823	82,119
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41- 6/1/48	21,877,053	20,555,987
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46- 9/1/48	21,695,441	18,987,922
Total FHLMC				1,191,145,408
FNMA — 15.4%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	655,847	641,164
Federal National Mortgage Association (FNMA)	7.500%	8/1/25- 4/1/28	6,833	6,825
Federal National Mortgage Association (FNMA)	6.000%	1/1/26- 7/1/53	73,900,912	74,666,819
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 2/1/39	585,853	610,626
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	13,400,000	13,386,135
Federal National Mortgage Association (FNMA)	4.500%	4/1/31- 1/1/59	113,418,817	108,501,390
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 4/1/54	34,211,353	35,135,096
Federal National Mortgage Association (FNMA)	4.230%	10/1/32	850,000	818,437
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	390,284	377,890
Federal National Mortgage Association (FNMA)	4.720%	1/1/33	100,000	99,659
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	186,033,752	168,352,305
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 6/1/52	368,770,507	323,285,990
Federal National Mortgage Association (FNMA)	5.500%	4/1/36- 9/1/56	90,244,882	89,491,651
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 9/1/61	400,577,694	334,505,601
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	$55,019,391	$53,649,753
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	378,601,555	308,036,645
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 3/1/51	48,439,869	37,483,725
Federal National Mortgage Association (FNMA)	4.000%	7/1/42- 6/1/57	115,789,906	107,249,810
Federal National Mortgage Association (FNMA)	2.500%	7/1/54	48,900,000	39,935,636 (b)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	91,400,000	77,761,407 (b)
Federal National Mortgage Association (FNMA)	4.000%	7/1/54	20,900,000	19,125,949 (b)
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	63,400,000	62,535,680 (b)
Federal National Mortgage Association (FNMA)	6.000%	7/1/54	66,600,000	66,795,117 (b)
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	35,000,000	35,626,172 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	6.962%	11/1/35	84,574	85,401 (a)
Total FNMA				1,958,164,883
GNMA — 8.0%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	2,620	2,617
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	982,242	1,003,180
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	783,251	799,326
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	13,820	13,810
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	59,294	60,383
Government National Mortgage Association (GNMA)	5.000%	1/15/40	14,064	14,023
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	5,681,195	5,076,823
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	3,405,143	3,126,648
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$282,876	$263,494
Government National Mortgage Association (GNMA) II	6.000%	9/20/36- 1/20/54	49,363,795	50,277,103
Government National Mortgage Association (GNMA) II	6.500%	10/20/37- 1/20/54	14,291,084	14,619,561
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 9/20/52	100,637,590	96,707,476
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 8/20/53	89,074,943	87,544,533
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 2/20/53	101,710,460	92,243,231
Government National Mortgage Association (GNMA) II	4.000%	10/20/44- 6/20/52	100,146,332	93,642,898
Government National Mortgage Association (GNMA) II	3.000%	1/20/46- 4/20/53	144,174,836	125,196,476
Government National Mortgage Association (GNMA) II	2.000%	8/20/50- 4/20/51	229,443,587	184,366,762
Government National Mortgage Association (GNMA) II	2.500%	8/20/50- 12/20/51	86,211,544	71,773,101
Government National Mortgage Association (GNMA) II	5.500%	11/20/52- 8/20/53	97,176,405	96,856,001
Government National Mortgage Association (GNMA) II	3.000%	7/20/54	16,000,000	13,942,500 (b)
Government National Mortgage Association (GNMA) II	3.500%	7/20/54	31,400,000	28,196,219 (b)
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	23,100,000	23,199,544 (b)
Government National Mortgage Association (GNMA) II	6.500%	7/20/54	25,900,000	26,273,088 (b)
Total GNMA				1,015,198,797

Total Mortgage-Backed Securities (Cost — $4,433,374,573)				4,164,509,088
Corporate Bonds & Notes — 32.1%
Communication Services — 3.1%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	3.800%	2/15/27	5,087,000	4,915,946
AT&T Inc., Senior Notes	2.300%	6/1/27	10,790,000	9,983,802
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,772,331
AT&T Inc., Senior Notes	2.550%	12/1/33	3,570,000	2,839,820
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,120,308
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Telecommunication Services — continued
AT&T Inc., Senior Notes	5.550%	8/15/41	$2,560,000	$2,495,505
AT&T Inc., Senior Notes	4.350%	6/15/45	5,210,000	4,328,212
AT&T Inc., Senior Notes	3.500%	9/15/53	6,221,000	4,226,344
AT&T Inc., Senior Notes	3.550%	9/15/55	6,131,000	4,136,904
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	552,361
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,396,027
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	212,645
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,493,400
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,961,404
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,855,256
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	5,890,000	5,298,331
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	6,787,000	6,600,577
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,642,966
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,592,380
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,683,065
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	9,657,000	8,207,131
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	30,000	24,535
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	8,398,000	7,899,164
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,072,591
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	3,300,000	2,274,357
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,698,626
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	9,246,000	7,341,795
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	466,526
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	564,089
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	12,440,000	9,698,340
Total Diversified Telecommunication Services				120,354,738
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	39,130
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,215,934
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	6,220,000	6,220,386
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,238,331
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,212,178
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	8,660,000	7,561,448
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,342,852
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	880,000	685,619
Total Entertainment				25,515,878
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — 1.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$5,641,000	$5,588,411
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	873,939
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,952,200
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	22,627,000	21,769,562
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	1,450,000	1,185,742
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	8,890,000	7,841,823
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	3,170,000	3,172,931
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	165,856
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,337,000	7,264,992
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	26,636
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,261,941
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,792,846
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,554,008
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	$3,587,000	$2,755,947
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	9,320,000	6,843,749
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	7,930,000	4,977,465
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	4,968,559
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,219,796
Comcast Corp., Senior Notes	4.150%	10/15/28	16,021,000	15,513,829
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,604,839
Comcast Corp., Senior Notes	4.250%	10/15/30	17,737,000	17,015,948
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	3,888,604
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,743,883
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,908,540
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,147,362
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,361,510
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	499,518
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,187,761
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,503,703
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	4,775,298
Comcast Corp., Senior Notes	3.999%	11/1/49	3,070,000	2,398,214
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,709,140
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,190,206
Comcast Corp., Senior Notes	2.887%	11/1/51	3,170,000	1,979,337
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,576,493
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,034,360
Fox Corp., Senior Notes	6.500%	10/13/33	5,360,000	5,616,996
Fox Corp., Senior Notes	5.476%	1/25/39	17,060,000	16,275,651
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,260,859
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	408,135
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	$985,000	$953,537
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,392,521
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,004
Total Media				189,177,651
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	4,070,000	4,002,313
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,278,611
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,820,000	22,273,236
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	7,900,000	6,708,156
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	16,020,000	13,098,250
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	5,580,000	5,486,461
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,020,000	3,485,462
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,594,195
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,554,075
Total Wireless Telecommunication Services				61,480,759

Total Communication Services				396,529,026
Consumer Discretionary — 1.7%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	8,820,000	8,813,411
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,581,995
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	418,784
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	733,686
General Motors Co., Senior Notes	6.250%	10/2/43	2,966,000	2,955,804
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	695,404
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	924,646
Total Automobiles				17,123,730
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,730,000	5,264,943
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	5,924,081
Amazon.com Inc., Senior Notes	2.500%	6/3/50	19,520,000	11,948,229
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	3,986,802
Prosus NV, Senior Notes	3.680%	1/21/30	8,150,000	7,245,443 (c)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	10,461,270 (c)
Prosus NV, Senior Notes	3.832%	2/8/51	14,500,000	9,439,156 (c)
Total Broadline Retail				54,269,924
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	$2,610,000	$2,534,634
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	3,650,000	3,670,093
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,385,276
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,470,330
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,530,847
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,826,032
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,281,021
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	580,305
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,400,000	7,499,064
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	7,498,472
Sands China Ltd., Senior Notes	5.400%	8/8/28	31,015,000	30,387,067
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,130,956
Sands China Ltd., Senior Notes	4.375%	6/18/30	15,340,000	14,142,613
Sands China Ltd., Senior Notes	3.250%	8/8/31	21,050,000	17,749,074
Total Hotels, Restaurants & Leisure				110,685,784
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	179,000	176,956
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	724,805
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,903,714
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,250,000	4,092,193
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	647,254
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,410,000	6,688,365
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,893,393
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,718,283
Total Specialty Retail				26,668,007
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,195,103
NIKE Inc., Senior Notes	3.375%	3/27/50	510,000	367,794
Total Textiles, Apparel & Luxury Goods				2,562,897

Total Consumer Discretionary				211,487,298
Consumer Staples — 1.3%
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,181,000	14,005,260
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,378,000	16,290,366
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,518,604
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	$10,440,000	$9,207,879
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,520,000	4,557,261
Coca-Cola Co., Senior Notes	2.500%	6/1/40	2,010,000	1,412,491
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	3,460,000	3,375,717
Total Beverages				51,367,578
Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	6,888,000	6,302,595 (c)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,196,632 (c)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	8,620,000	8,332,358
Total Food Products				16,831,585
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,194,972
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,579,198
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,291,858
Kenvue Inc., Senior Notes	4.900%	3/22/33	8,770,000	8,676,569
Total Personal Care Products				25,742,597
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,721,418
Altria Group Inc., Senior Notes	4.400%	2/14/26	7,577,000	7,457,784
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,016,184
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	1,917,258
Altria Group Inc., Senior Notes	6.875%	11/1/33	7,580,000	8,197,836
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,642,034
Altria Group Inc., Senior Notes	5.950%	2/14/49	16,454,000	16,148,682
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	706,132
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,175,000	3,016,721
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,530,000	3,163,777
BAT Capital Corp., Senior Notes	6.000%	2/20/34	7,280,000	7,368,228
BAT Capital Corp., Senior Notes	4.540%	8/15/47	3,067,000	2,363,878
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	4,000,000	3,956,933
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,676,699
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	900,602
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,970,000	2,914,856
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,203,041
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	6.150%	9/15/43	$1,110,000	$1,069,878
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,486,647
Total Tobacco				73,928,588

Total Consumer Staples				167,870,348
Energy — 5.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	974,021
Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	88,376
Apache Corp., Senior Notes	5.100%	9/1/40	2,243,000	1,915,670
Apache Corp., Senior Notes	5.250%	2/1/42	4,388,000	3,793,493
Apache Corp., Senior Notes	4.750%	4/15/43	5,452,000	4,365,917
Apache Corp., Senior Notes	4.250%	1/15/44	11,784,000	8,772,481
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	7,880,000	7,345,350
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,152,910
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	12,360,000	8,050,271
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	762,734
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	482,860
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,508,133 (c)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	14,750,000	12,151,275 (c)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	10,650,000	10,888,468 (c)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	2,110,000	2,225,265 (c)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	11,875,000	11,422,409
Continental Resources Inc., Senior Notes	4.900%	6/1/44	7,230,000	5,916,269
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,179,000	9,795,086
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	24,216,660
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,782,176
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,023,419
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,337,469
Devon Energy Corp., Senior Notes	5.600%	7/15/41	15,630,000	14,551,232
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	7,936,540
Devon Energy Corp., Senior Notes	5.000%	6/15/45	15,418,000	13,152,711
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	$8,112,000	$7,484,217
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	6,100,000	5,364,305
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,090,000	4,070,814
Ecopetrol SA, Senior Notes	5.875%	5/28/45	67,205,000	48,220,011
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,646,000	3,062,824
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,850,036
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,036,070
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,690,951
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,882,488
Energy Transfer LP, Senior Notes	5.250%	4/15/29	6,358,000	6,335,301
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,648,000	17,160,627
Energy Transfer LP, Senior Notes	5.550%	5/15/34	6,070,000	6,011,159
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,145,031
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	487,122
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,671,681
Energy Transfer LP, Senior Notes	6.250%	4/15/49	8,492,000	8,455,225
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,677,358
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,269,306
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	11,260,000	10,061,410
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	14,040,000	13,639,380
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,670,000	4,028,415
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	510,284
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	510,740
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,545,865
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	369,491
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,647,730
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,514,584
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,450,000	7,709,894
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	$905,000	$661,586
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,590,000	2,425,562 (a)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,890,000	6,172,661
EOG Resources Inc., Senior Notes	4.950%	4/15/50	14,935,000	13,702,430
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,309,260
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,758,764
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,028,928
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,110,000	2,620,932
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	3,000,000	2,166,740
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	12,304,309 (c)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	11,828,720 (c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,643,289 (c)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,786,774
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	122,156
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	641,272
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	743,380
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	499,260
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	128,337
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,777,201
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	11,480,000	11,149,032
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	858,467
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	79,879
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,610,055
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,231,874
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,651,350
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,758,902
MPLX LP, Senior Notes	5.200%	3/1/47	10,430,000	9,322,807
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,205,501
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.700%	4/15/48	$5,597,000	$4,608,941
MPLX LP, Senior Notes	5.500%	2/15/49	1,824,000	1,684,329
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	286,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	626,226
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,426,962
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,115,027
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	10,940,618
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	6,284,000	7,051,477
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,352,039
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,131,263
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,026,558
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,570,000	2,682,715
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	3,376,000	2,652,685
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,521,697
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,506,919
ONEOK Inc., Senior Notes	5.550%	11/1/26	3,190,000	3,203,991
ONEOK Inc., Senior Notes	5.800%	11/1/30	5,080,000	5,202,846
ONEOK Inc., Senior Notes	6.050%	9/1/33	6,550,000	6,746,856
ONEOK Inc., Senior Notes	6.625%	9/1/53	11,610,000	12,399,133
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,951,612 (c)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	23,170,635 (c)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,877,989 (c)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,773,336
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	6,110,713
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,230,000	12,793,069
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,650,000	10,725,997 (c)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	15,777,948 (c)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,294,117
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,483,635
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,041,915
Shell International Finance BV, Senior Notes	3.250%	4/6/50	14,290,000	9,928,226
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,536,797
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,217,218
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,070,000	1,809,731 (c)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	17,504,521
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	3,730,000	3,367,415
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	$2,630,000	$2,586,512
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,140,000	9,437,025
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,450,795
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,496,352
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,351,516
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,451
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,825,000	10,551,270
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	5,010,000	4,889,933
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	6,086,000	5,317,863
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	6,068,368
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	2,260,000	1,956,715
Total Oil, Gas & Consumable Fuels				735,901,877

Total Energy				736,875,898
Financials — 11.4%
Banks — 7.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,333,854 (c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,000,000	27,279,199
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	964,212 (a)
Bank of America Corp., Senior Notes	3.500%	4/19/26	3,207,000	3,109,940
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,676,268
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	38,480,000	36,877,500 (a)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,472,089 (a)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	12,147,920 (a)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	13,630,795 (a)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,699,992 (a)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	17,046,000	16,033,671 (a)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,711,000	7,341,468 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	$3,717,000	$2,936,024 (a)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	5,000,000	4,781,961 (a)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	19,964,000	18,911,495 (a)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	19,640,000	15,696,793 (a)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	11,720,000	9,790,679 (a)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,242,713 (a)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	30,690,000	28,954,051 (a)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,395,643
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,848,130
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,075,457
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,894,929
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,394,059 (a)
Bank of Montreal, Senior Notes	1.850%	5/1/25	6,110,000	5,927,985
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,237,116 (a)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	19,103,326
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,843,013
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	4,027,981 (a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,589,000	1,555,803 (a)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,068,000	5,803,056 (a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,461,461 (c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,739,000	3,591,908 (c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$8,840,000	$8,546,880 (a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	4,770,000	4,179,905 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	24,940,000	24,733,802 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	8,704,000	8,589,470 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	18,020,000	18,468,461 (a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	3,019,000	2,850,561 (a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,536,875 (c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,213,000	1,517,294
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,149,160
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,462,427
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,168,600 (a)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	32,960,000	28,302,226 (a)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	5,105,311 (a)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	18,054,000	17,070,402 (a)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	14,234,360 (a)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	19,648,000	18,552,289 (a)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,542,706 (a)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	530,000	521,702 (a)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	10,860,000	10,432,150 (a)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,488,023
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,982,000	1,980,618
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,310,407
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	18,352,000	17,892,949
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	$412,000	$439,968
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	619,542
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	616,212
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,327,425
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	614,864
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,477,000	7,361,929
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	802,119
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,353,242 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,865,234 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,469,122 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,699,764 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,475,518 (a)(c)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	9,745,000	9,648,754 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,808,162 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,452,599 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,750,000	10,160,763 (a)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	9,751,000	9,396,970 (a)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	2,457,000	2,413,935
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,587,321 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,499,956 (a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,814,044 (a)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	19,530,000	16,268,904 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	$7,000,000	$5,914,682 (a)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,744,477 (a)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,190,000	1,492,241 (a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	6,157,000	5,926,926 (a)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	10,751,000	10,439,769 (a)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,781,522 (a)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,643,571
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	8,397,000	8,187,188
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,921,974
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	856,000	801,933
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,010,000	3,886,254
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,792,220
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	4,000,000	3,940,599 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	5,330,000	5,163,595 (a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,544,349
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	10,480,000	10,597,667 (a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	780,000	780,947 (a)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	4,800,000	4,610,283
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	11,150,000	10,218,528
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	6,380,000	6,333,300
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	$484,000	$393,416 (c)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,504,309
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	3,500,000	3,299,702
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	6,780,000	6,830,638 (a)
US Bancorp, Senior Notes	1.450%	5/12/25	11,330,000	10,944,912
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,240,000	1,146,753 (a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	8,530,000	8,661,441 (a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,450,000	3,499,608 (a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,300,841
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,259,446
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,761,504 (a)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	18,000,000	15,971,936 (a)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,970,000	7,781,671 (a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,914,212 (a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	63,090,000	57,509,453 (a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,393,679
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	403,561
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,461,477
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,279,047
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,389,000	2,949,660
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,158,000	9,816,143
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	9,940,000	8,425,392
Total Banks				952,604,242
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,742,331
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	17,400,000	17,605,057
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	3,340,000	3,479,383 (a)
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	20,890,000	22,359,378
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.375%	7/29/24	$22,000	$18,991 (a)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,997,496
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,965,000	10,526,566
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,002,477
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,823,296
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,249,027
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,107,666 (a)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	4,092,177 (a)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,806,042 (a)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	828,668 (a)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,266,672 (a)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	8,956,000	8,569,807 (a)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	17,026,000	16,159,032 (a)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	22,005,000	21,187,826 (a)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	6,394,000	6,284,720
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,287,150
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	16,731,000	15,663,428
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	315,970 (c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	18,435,670 (a)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	11,500,000	9,398,432 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	851,694 (a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,977,089 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	$18,160,000	$16,670,104 (a)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,449,000	7,093,269 (a)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,387,141 (a)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,037,456
UBS AG, Senior Notes	4.750%	8/9/24	2,000,000	1,997,560
UBS AG, Senior Notes	3.625%	9/9/24	2,660,000	2,647,421
UBS AG, Senior Notes	7.950%	1/9/25	18,480,000	18,676,350
UBS AG, Senior Notes	2.950%	4/9/25	6,410,000	6,283,438
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,162,436
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,678,872 (c)
UBS Group AG, Senior Notes	4.550%	4/17/26	457,000	449,304
UBS Group AG, Senior Notes	4.253%	3/23/28	11,773,000	11,270,307 (c)
UBS Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,499,489
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	14,864,602 (a)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,983,854 (a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	4,200,000	3,433,884 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	12,117,954 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	16,815,151 (a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,635,552 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,907,454 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	23,855,000	28,768,180 (a)(c)
Total Capital Markets				380,415,823
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	7,290,000	7,037,848
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	$19,250,000	$17,963,626
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	14,330,000	13,027,673
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	9,740,000	8,371,763
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	278,738
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	5,524,000	4,721,157
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	3,743,000	3,120,194 (a)(c)
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,550,000	12,274,248
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,360,000	2,898,154
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,100,000	2,950,992
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	554,904 (c)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,243,408
Visa Inc., Senior Notes	4.300%	12/14/45	5,643,000	4,898,219
Total Financial Services				77,303,076
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	15,280,000	15,218,712
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	101,771
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	1,164,000	1,127,090
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,635,454 (c)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,451,787
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,428,865 (c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	103,867 (c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,098,056 (c)
Total Insurance				31,165,602

Total Financials				1,448,526,591
Health Care — 3.3%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,774,744
AbbVie Inc., Senior Notes	4.800%	3/15/29	8,660,000	8,628,324
AbbVie Inc., Senior Notes	3.200%	11/21/29	36,490,000	33,492,328
AbbVie Inc., Senior Notes	4.950%	3/15/31	3,740,000	3,731,515
AbbVie Inc., Senior Notes	5.050%	3/15/34	5,200,000	5,186,759
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	4.550%	3/15/35	$233,000	$221,106
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,066,395
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,509,000	12,099,849
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	618,986
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,538,350
Total Biotechnology				94,358,356
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	920,000	893,559
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	333,113
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,088,169
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	370,636
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	6,507,650 (c)
Solventum Corp., Senior Notes	5.400%	3/1/29	9,010,000	8,984,336 (c)
Solventum Corp., Senior Notes	5.450%	3/13/31	9,100,000	8,988,212 (c)
Solventum Corp., Senior Notes	5.600%	3/23/34	11,820,000	11,614,287 (c)
Solventum Corp., Senior Notes	5.900%	4/30/54	9,570,000	9,154,063 (c)
Total Health Care Equipment & Supplies				47,934,025
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,458,244
Cigna Group, Senior Notes	4.375%	10/15/28	23,912,000	23,225,580
Cigna Group, Senior Notes	4.800%	8/15/38	10,930,000	10,049,973
Cigna Group, Senior Notes	4.900%	12/15/48	4,290,000	3,773,241
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	303,310
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,180,000	3,123,599
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,667,404
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,245,034
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,300,000	10,402,669
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,533,263
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,357,314
CVS Health Corp., Senior Notes	4.780%	3/25/38	17,470,000	15,606,661
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,779,079
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,575,030
CVS Health Corp., Senior Notes	5.050%	3/25/48	17,778,000	15,329,029
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,160,785
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	256,810	259,649
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	2,663,304	2,670,589
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,775,031
Elevance Health Inc., Senior Notes	3.650%	12/1/27	6,367,000	6,087,891
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	$5,510,000	$5,114,756
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	1,904,771
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,603,445
Humana Inc., Senior Notes	3.700%	3/23/29	10,180,000	9,549,290
Humana Inc., Senior Notes	3.125%	8/15/29	11,200,000	10,151,355
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,859,954
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	654,803
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	205,365
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,522,982
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,158,446
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	2,690,000	2,532,692
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	290,000	293,983
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	608,962
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,760,269
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,604,951
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,356,590
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,110,811
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,180,253
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,251,744
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	987,680
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	4,813,500
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	485,920
Total Health Care Providers & Services				187,095,897
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	10,168,958
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,740,000	4,759,469
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	12,940,000	12,918,455
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	1,997,277
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	2,600,000	2,565,136
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,930,000	1,886,800
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	12,020,000	11,790,393
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,360,000	1,299,751
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	9,780,000	9,349,595
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,545,940
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	6,652,017
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,194,335
Pfizer Inc., Senior Notes	1.700%	5/28/30	4,840,000	4,075,610
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,747,525
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	$200,000	$194,957
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,312,280
Total Pharmaceuticals				86,458,498

Total Health Care				415,846,776
Industrials — 1.9%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	4.875%	5/1/25	17,730,000	17,545,125
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,309,283
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,386,687
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,649,868
Boeing Co., Senior Notes	3.200%	3/1/29	4,250,000	3,772,326
Boeing Co., Senior Notes	5.150%	5/1/30	1,673,000	1,607,055
Boeing Co., Senior Notes	3.250%	2/1/35	6,987,000	5,338,037
Boeing Co., Senior Notes	3.750%	2/1/50	1,183,000	774,804
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	597,386
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,643,588
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	250,415
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,592,476
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	516,748
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	16,990,000	13,720,237
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	2,702,000	2,556,977
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,739,000	4,672,393
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,792,753
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	35,607,712
RTX Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,820,766
RTX Corp., Senior Notes	4.125%	11/16/28	1,950,000	1,877,731
RTX Corp., Senior Notes	2.250%	7/1/30	6,940,000	5,930,083
RTX Corp., Senior Notes	6.000%	3/15/31	6,770,000	7,054,916
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	722,041
RTX Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,052,522
RTX Corp., Senior Notes	3.125%	7/1/50	12,950,000	8,513,480
Total Aerospace & Defense				134,305,409
Air Freight & Logistics — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	23,339,000	22,211,376 (c)
DP World Ltd., Senior Notes	4.700%	9/30/49	13,370,000	11,132,146 (e)
Total Air Freight & Logistics				33,343,522
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	$410,000	$352,654
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	473,322
Total Building Products				825,976
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,233,961
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,629,634
Waste Connections Inc., Senior Notes	5.000%	3/1/34	7,060,000	6,904,165
Total Commercial Services & Supplies				13,767,760
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,146,496
Emerson Electric Co., Senior Notes	2.800%	12/21/51	11,560,000	7,275,991
Total Electrical Equipment				9,422,487
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,160,000	733,580
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,156,969
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,530,000	5,717,831
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	137,067
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,199,016
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	4,667,274
Total Ground Transportation				17,611,737
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	11,530,000	11,435,383
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,425,933
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,892,000	5,821,751 (c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	7,290,000	7,102,623 (c)
Total Passenger Airlines				14,350,307
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,525,458
Air Lease Corp., Senior Notes	5.300%	2/1/28	4,295,000	4,287,794
Total Trading Companies & Distributors				8,813,252

Total Industrials				243,875,833
Information Technology — 1.1%
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,901,079
Broadcom Inc., Senior Notes	3.137%	11/15/35	15,440,000	12,369,818 (c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	3.187%	11/15/36	$257,000	$203,480 (c)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,564,212 (c)
Intel Corp., Senior Notes	5.200%	2/10/33	4,230,000	4,225,424
Intel Corp., Senior Notes	4.750%	3/25/50	6,335,000	5,457,281
Intel Corp., Senior Notes	3.050%	8/12/51	800,000	507,896
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,390,894
Micron Technology Inc., Senior Notes	5.300%	1/15/31	5,690,000	5,678,730
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,870,000	2,933,288
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,020,415
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,994,008
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,940,000	3,440,965
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,381,184
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,572,143
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	35,135,023 (f)
Total Semiconductors & Semiconductor Equipment				100,775,840
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,031,000	2,059,296
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	15,155,398
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,218,820
Oracle Corp., Senior Notes	4.650%	5/6/30	7,230,000	7,087,375
Oracle Corp., Senior Notes	2.875%	3/25/31	12,450,000	10,754,875
Oracle Corp., Senior Notes	3.600%	4/1/50	820,000	574,432
Total Software				36,850,196

Total Information Technology				137,626,036
Materials — 1.5%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	9,421,000	9,121,057 (c)
MEGlobal BV, Senior Notes	2.625%	4/28/28	28,240,000	25,438,027 (c)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,748,275 (c)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	13,240,000	12,353,648 (c)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	11,177,588 (c)
Total Chemicals				62,838,595
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,973,906 (c)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,258,444 (c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,121,007 (c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	$752,000	$743,920
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,657,757
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,603,000	2,430,444
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,848,658
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,000,000	2,851,663
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,802,922 (c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,056,987 (c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	27,738,000	25,919,197
Southern Copper Corp., Senior Notes	5.875%	4/23/45	4,846,000	4,819,843
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	30,197,000	30,697,364
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	7,202,816
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,876,689
Total Metals & Mining				116,261,617
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	15,785,000	15,754,041

Total Materials				194,854,253
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,893,973 (c)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,096,782 (c)

Total Real Estate				4,990,755
Utilities — 1.0%
Electric Utilities — 1.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	6,243,396 (c)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,326,910 (c)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	8,271,644 (c)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	16,248,786 (c)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,753,740
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	1,981,684
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,609,344
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,501,828
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	$1,970,000	$1,697,154
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,557,000	7,149,673
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,532,550 (c)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,852,547
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,100,000	3,381,770
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	591,789
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,180,000	2,731,697
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	3,543,000	3,417,462 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	4,672,000	4,686,479 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	18,734,000	16,942,061 (e)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	15,426,000	15,240,348 (c)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,128,737
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	2,000,000	1,554,852
Total Electric Utilities				121,844,451
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,461,980
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,468,405
Total Multi-Utilities				3,930,385

Total Utilities				125,774,836
Total Corporate Bonds & Notes (Cost — $4,585,660,752)				4,084,257,650
Collateralized Mortgage Obligations(g) — 14.6%
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	28,049,875	26,207,728 (c)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.783%	1/15/37	8,850,000	8,812,941 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.571%	6/17/39	$8,624,659	$8,641,158 (a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.583%	1/20/37	16,259,062	16,160,085 (a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,866,423
BANK, 2020-BN29 C	3.135%	11/15/53	1,930,000	1,484,361 (a)
BANK, 2021-BN36 XA, IO	1.003%	9/15/64	43,684,088	1,685,319 (a)
BANK, 2022-BNK44 A5	5.936%	11/15/55	7,280,000	7,511,523 (a)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,034,452
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	9,940,558 (a)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.205%	4/15/54	21,857,435	1,159,653 (a)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.876%	7/15/35	21,879,000	21,856,627 (a)(c)
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	6.701%	6/15/41	9,480,000	9,430,274 (a)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	18,137,170	17,911,966 (a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. Term SOFR + 1.046%)	6.375%	4/15/34	4,218,092	4,173,825 (a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.132%	10/15/38	21,321,378	21,109,519 (a)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.342%	2/15/39	15,814,602	15,650,649 (a)(c)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.090%	12/9/40	13,600,000	13,631,440 (a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.720%	3/15/41	10,251,524	10,209,778 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.329%	1/15/39	20,360,000	20,148,311 (a)(c)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	7.261%	7/15/29	21,140,000	21,094,648 (a)(c)
CAMB Commercial Mortgage Trust, 2019- LIFE A (1 mo. Term SOFR + 1.367%)	6.696%	12/15/37	6,340,000	6,349,695 (a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,929,928 (a)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	1,773,000	1,763,878
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,381,374
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,219,112
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	$8,466,910	$7,983,264
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,443,394
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,396,515 (a)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	15,259,543
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.341%	11/15/37	49,277,315	49,113,315 (a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	14,191,838	13,033,432 (c)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	3,580,343 (a)(c)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	2,720,646 (a)(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,325,290 (a)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,042,340 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,807,067 (c)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	5,660,000	5,868,320 (c)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,702,959
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	11,600,077	11,073,258 (a)(c)
CSMC Trust, 2017-RPL1 M1	2.973%	7/25/57	22,223,700	18,516,151 (a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	14,938,365	13,262,759 (a)(c)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	2,251,707	2,191,763 (c)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.714%)	7.043%	10/15/37	6,040,000	5,894,883 (a)(c)
CSMC Trust, 2020-RPL3 A1	4.080%	3/25/60	8,816,828	8,786,506 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,256,921	5,037,613 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,139,835	1,755,583 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	25,901,401	22,007,081 (a)(c)
CSMC Trust, 2021-RPL1 A1	4.055%	9/27/60	8,813,082	8,633,452 (a)(c)
CSMC Trust, 2021-RPL2 A1	0.000%	1/25/60	23,172,323	19,926,696 (c)
CSMC Trust, 2021-RPL4 A1	4.052%	12/27/60	12,647,136	12,413,324 (a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	12,944,485	11,402,175 (a)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.824%	10/25/66	19,971,188	19,120,292 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.273%	1/9/25	17,000,000	15,486,601 (a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	30,482,304	26,805,172 (a)(c)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	7,416,361	7,415,924 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	$1,320,000	$1,206,233 (a)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	10,590,000	10,869,004 (c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	20,699,398	18,397,784 (a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.910%	6/25/34	15,512	13,952 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	5.733%	4/15/36	1,273,871	1,118,153 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	21,055,927	17,919,161 (a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,191,148	2,795,401 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	564,939 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	753,191 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.016%	10/25/36	16,671,311	2,328,649 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	734,248 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.410%	12/25/26	248,777,272	1,615,336 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.489%	12/25/27	59,984,702	654,805 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.707%	3/25/29	33,300,493	772,072 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.083%	5/25/29	19,380,718	718,606 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.375%	6/25/29	10,114,000	544,698 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.945%	10/25/29	19,622,735	715,486 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.643%	1/25/30	$36,452,369	$2,494,097 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.440%	1/25/30	25,619,194	1,552,546 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.811%	4/25/30	24,965,806	1,893,297 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.424%	6/25/30	8,928,279	563,571 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.525%	7/25/30	33,803,954	2,245,992 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K120 X1, IO	1.129%	10/25/30	11,860,651	595,249 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.116%	10/25/30	1,472,260	72,864 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.808%	12/25/30	49,604,829	1,835,959 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.610%	3/25/31	51,675,184	1,397,555 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.443%	9/25/31	76,867,559	1,614,342 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K136 X1, IO	0.494%	12/25/31	205,319,223	4,331,887 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	34,160,155	673,498 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,984,031	161,798 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	24,038,397	534,751 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/54	$56,368,236	$988,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.488%	6/25/32	22,945,229	592,792 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	74,840,183	1,451,391 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.403%	8/25/32	33,801,738	702,961 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.330%	10/25/32	75,188,751	1,173,027 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	27,191,347	757,295 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.421%	4/25/33	8,988,823	198,557 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K159 X1, IO	0.294%	7/25/33	221,206,207	2,936,059 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.405%	7/25/26	7,922,546	160,677 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.741%	10/25/26	40,858,471	453,280 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.650%	12/25/27	17,847,127	290,812 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.863%	3/25/28	18,356,049	346,221 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.928%	3/25/34	3,536,417	179,197 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.635%	2/25/35	25,476,492	2,762,684 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.628%	5/25/35	$7,405,022	$856,892 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	6,340,921	639,126 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,920,807	555,570 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.363%	6/25/27	7,513,337	184,418 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,741,166
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	751,577	776,414
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,185,566	1,187,291
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.842%	11/15/36	189,259	16,674 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.982%	2/15/37	501,935	39,943 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.582%	9/15/37	426,177	32,977 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.782%	1/15/40	112,330	9,583 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	306,558	305,822
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.502%	10/15/41	269,518	23,646 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.042%	12/15/41	194,023	21,778 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.602%	8/15/39	$387,559	$30,390 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.552%	8/15/42	540,892	57,060 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	318,127	27,116
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO, PAC	3.500%	4/15/43	1,204,972	197,856
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.802%	9/15/42	322,414	25,897 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	177,035	4,280
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	64,246	969
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.502%	2/15/44	654,095	57,576 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.552%	5/15/44	267,619	22,412 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.302%	4/15/41	326,995	20,483 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	2,852,300	2,501,103
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	1,897,865	1,664,263
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,537,587	1,316,673
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,283,496	1,026,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	3,049,993	379,507
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	3,797,504	554,625
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	10,147,915	1,619,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,525,426	757,571
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	$8,779,768	$1,182,170
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,526,209	364,207
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	13,224,984	2,232,876
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	7,597,988	1,015,655
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	7,268,323	1,234,225
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	4,919,111	750,789
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	27,144,036	3,264,754
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,882,710	1,597,380
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,746,737	278,430
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	16,406,442	2,319,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,064,297	3,336,121
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	10,829,534	1,296,376
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5161 IO, IO	2.000%	3/25/51	17,198,157	2,342,429
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	12,937,714	2,682,513
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	3,607,568	576,535
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	12,568,477	2,547,727
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	1,753,265	255,210
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5190 GI, IO	2.500%	10/25/48	13,491,191	1,860,677
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	513,916	461,435
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	704,565	93,422
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	$2,139,801	$429,015
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	19,003,004
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,968,162	11,614,406
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	4,950,103	812,307
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	16,745,284	2,765,849
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	4,123,726	855,266
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 KI, IO	2.000%	2/25/51	20,474,599	2,635,974
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	12,135,648	1,585,141
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	3,430,494	592,169
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	3,132,244	416,163
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IC, IO	4.500%	11/25/51	9,664,482	2,208,515
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	19,867,501	3,583,030
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.635%	8/25/33	16,341,903	16,657,044 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.835%	10/25/41	38,510,000	38,725,063 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.135%	11/25/41	3,500,000	3,539,116 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.335%	1/25/42	8,420,888	8,422,859 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.335%	4/25/42	$9,333,834	$9,476,353 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.235%	4/25/42	33,130,000	34,472,322 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.535%	5/25/42	3,683,220	3,747,588 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	60,813	2,182
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.652%	8/15/44	182,189	18,747 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.552%	12/15/46	2,816,812	282,179 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,245,737	1,047,305
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	478,426	123,839
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,877,644	281,195
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	6,931,649	947,583
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.435%	3/25/42	11,510,000	12,003,864 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.582%	12/25/24	78,998,665	1,145 (a)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,431,308
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	1,869,572	1,745,337
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.948%	6/25/34	3,683,454	131,528 (a)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.668%	6/25/29	9,289,593	193,986 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	$1,379,284	$1,183,880
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.544%	9/25/34	19,109,221	1,098,356 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.598%	12/25/33	36,585,571	2,420,110 (a)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	8/25/32	2,600,000	2,425,050 (a)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,315,934	1,241,085
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.030%	4/25/40	241,384	24,506 (a)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,013,369	990,563
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	386,346	395,372
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.250%	10/25/26	53,005	683 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	10,401	10,554
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.050%	4/25/42	517,209	59,279 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	347,893	357,634
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	132,498	139,820
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	22,024	19,028
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.200%	3/25/42	387,909	23,796 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	44,049	38,740
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.150%	7/25/42	109,133	11,730 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	17,959	193
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	$7,164,928	$6,368,367
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	12/25/42	381,281	39,626 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	12/25/42	244,907	28,406 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	680,164	709,213
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,772,879	1,799,204
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	455,005	80,570
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	33,872	1,053
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	726,579	131,320
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	6/25/43	830,763	97,855 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.500%	12/25/43	1,821,849	167,908 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	9/25/41	660,082	42,478 (a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.486%	8/25/44	953,170	47,021 (a)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	86,425	74,727
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.700%	8/25/45	501,310	61,403 (a)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,497,844	1,246,739
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.650%	10/25/57	5,884,048	660,616 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.750%	11/25/47	$1,609,221	$148,696 (a)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	753,674	681,908
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	17,811,307	3,650,290
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,493,842	291,062
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,607,611	3,868,018
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,349,471
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	4,173,220	683,390
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	4,868,648	4,155,733
Federal National Mortgage Association (FNMA) REMIC, 2020-61 NI, IO	3.500%	9/25/50	11,559,324	1,934,815
Federal National Mortgage Association (FNMA) REMIC, 2020-62 AI, IO	2.500%	9/25/50	6,506,645	1,050,480
Federal National Mortgage Association (FNMA) REMIC, 2020-71 IA, IO	2.000%	3/25/41	7,281,364	278,371
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	598,232	111,141
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,773,831	638,207
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	23,268,401	3,677,920
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	29,125,463	4,021,886
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	16,326,022	2,719,066
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	16,249,673	2,445,293
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	20,245,385	3,262,224
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	3,838,568	664,495
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	2,064,610	451,491
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	$5,800,687	$4,646,077
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	6,139,347	838,987
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	7,125,537	1,107,375
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	889,114	154,709
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	8,166,824	1,116,549
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	31,371,478	4,622,054
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	1,788,746	206,133
Federal National Mortgage Association (FNMA) REMIC, 2021-62 GI, IO	2.500%	10/25/47	8,112,803	1,198,698
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	1,642,529	212,699
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	1,466,543	1,261,007
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	44,550,316	6,587,187
Federal National Mortgage Association (FNMA) REMIC, 2021-77 WI, IO, PAC	3.000%	8/25/50	10,766,229	1,689,233
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	4,176,886	617,386
Federal National Mortgage Association (FNMA) REMIC, 2022-18 PI, IO	4.000%	11/25/51	6,858,013	1,490,626
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	492,821	461,859
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	1,465,692	205,819
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	47,096,354	5,787,176
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	2,289,918	330,504
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	23,631,150	4,093,768
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,923,812	519,864
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	$140,841	$30,038
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	55,826	10,546
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	26,741	5,059 (a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	24,850	5,162 (a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	35,151	5,368
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	187,375	39,010
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	194,238	4,250
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	312,675	8,681
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	521,499	81,215
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	619,367	113,386
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	430,129	79,752
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	281,292	53,895
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	23,417,051	2,871,209
Federal National Mortgage Association (FNMA) STRIPS, 428 C14, IO	2.500%	1/25/48	6,729,499	771,520
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	31,017,444	1,816,416
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	19,745,664	2,504,615
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	347,516,247	1,441,984 (c)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	619,362	538,413 (a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.027%	4/20/40	49,455	5,364 (a)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	1.097%	6/20/40	850,090	96,394 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.197%	1/20/40	$2,620	$3 (a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.992%	3/20/60	350,514	350,410 (a)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.433%	5/20/60	154,577	155,466 (a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.787%	8/20/58	99,770	99,645 (a)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.817%	12/20/60	496,696	495,524 (a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.837%	12/20/60	452,354	451,378 (a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.937%	1/20/61	330,495	330,200 (a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.937%	12/20/60	516,708	516,218 (a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.887%	2/20/61	494,802	494,088 (a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.917%	3/20/61	567,548	567,044 (a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.937%	3/20/61	298,278	297,999 (a)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.222%	4/16/53	4,662,984	9,821 (a)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.597%	3/20/42	960,778	91,412 (a)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.030%	3/16/49	863,873	71 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	$1,199	$0 (h)
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	8/16/42	380,267	38,676 (a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	4,176,768	14,095 (a)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.757%	10/16/42	388,261	39,526 (a)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	21,762,208	30,489 (a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,487,341	149,620 (a)
Government National Mortgage Association (GNMA), 2013-107 AD	2.802%	11/16/47	2,686,727	2,377,249 (a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.007%	2/16/46	2,192,973	47,271 (a)
Government National Mortgage Association (GNMA), 2014-5 SP, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.036%)	0.707%	6/16/43	159,297	6,548 (a)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	70,918	66,361 (a)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.155%	2/16/48	572,026	1,914 (a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	2,992,072	73,908 (a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.747%	8/20/44	3,368,367	383,458 (a)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	118,109	38
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	4,446,838	42,968 (a)
Government National Mortgage Association (GNMA), 2015-69 IO, IO	5.000%	5/20/45	1,153,617	247,514
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.210%	4/16/55	9,581,019	78,422 (a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,111,920	202,399
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	$6,104,371	$1,128,003
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	10/16/46	1,794,258	239,515 (a)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.770%	8/15/58	11,159,557	417,362 (a)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.357%	7/20/65	125,421	125,554 (a)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.565%	12/16/58	25,691,575	795,221 (a)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.447%	8/16/58	4,827,003	115,831 (a)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.698%	2/16/57	7,115,169	267,557 (a)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.570%	7/16/58	2,336,383	59,729 (a)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.603%	1/16/57	12,386,263	437,784 (a)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.527%	11/16/56	33,383,952	994,952 (a)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,177,630	127,616 (a)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,110,760	204,795
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	5,629,149	163,105 (a)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.519%	12/16/59	12,733,349	437,645 (a)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	9,910,480	400,429 (a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,253,314	45,970 (a)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.675%	5/20/67	11,603,559	440,688 (a)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.631%	11/20/67	350,623	11,543 (a)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,066,080	926,198
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2018-45 IO, IO	0.542%	3/16/59	$22,287,047	$771,094 (a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	516,157	482,112
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.737%	2/20/68	1,460,918	1,455,119 (a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	2,584,710	2,588,424 (a)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	1,574,804	1,568,195 (a)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	345,883	311,367
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,008,243	1,767,460
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	6,883,628	1,245,842
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,592,996	469,122
Government National Mortgage Association (GNMA), 2020-68 IO, IO	1.615%	5/16/60	15,167,951	1,667,781 (a)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.167%	4/16/62	12,165,303	973,059 (a)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.989%	5/16/62	7,257,740	495,236 (a)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,911,392	2,919,730
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	13,862,994	804,357 (a)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	2,606,129	353,081
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	9,226,180	1,253,010
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,232,011	581,223
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,071,977	554,650
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.936%	6/16/62	16,872,864	1,138,331 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	$3,012,600	$422,623
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,257,397	584,438
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	13,994,278	1,870,043
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	32,268,089	3,551,516
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	5,531,283	351,150 (a)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	2,817,750	509,444
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.927%	12/16/62	76,198,483	5,061,789 (a)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.587%	5/20/70	8,545,928	8,641,437 (a)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.687%	4/20/70	5,716,107	5,790,482 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.937%	7/20/70	2,009,624	1,982,395 (a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	3,638,139	3,577,333 (a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	21,030,946	20,675,752 (a)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.787%	4/20/70	1,809,334	1,774,311 (a)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	831,320	619,399
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	9,042,812	708,011 (a)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	425,053	419,742
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	37,695,836	5,148,837
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2021-11 IX, IO	1.160%	12/16/62	$15,058,301	$1,217,193 (a)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,413,387	5,551,226
Government National Mortgage Association (GNMA), 2021-14 IO, IO	1.326%	6/16/63	15,824,729	1,463,132 (a)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,029,048	763,540
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	4,669,553	575,184
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	497,118	485,435
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	23,419,357	4,114,137
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.804%	1/16/61	16,112,228	900,632 (a)
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.815%	4/16/63	7,173,905	437,002 (a)
Government National Mortgage Association (GNMA), 2021-54 IO, IO	1.598%	9/16/63	20,313,677	2,265,666 (a)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	15,946,024	960,319 (a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	13,997,189	872,660 (a)
Government National Mortgage Association (GNMA), 2021-71 IO, IO	0.875%	10/16/62	12,433,460	788,551 (a)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,358,343	2,593,104
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,098,262	785,000
Government National Mortgage Association (GNMA), 2021-94 IO, IO	0.832%	2/16/63	13,116,994	733,567 (a)
Government National Mortgage Association (GNMA), 2021-108 IO, IO	0.967%	6/16/61	19,588,814	1,362,996 (a)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	9,072,621	1,005,760
Government National Mortgage Association (GNMA), 2021-124 IO, IO	1.036%	10/16/62	2,626,750	181,712 (a)
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	2,848,211	219,131 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	$16,275,489	$1,260,102 (a)
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	18,294,723	1,452,623 (a)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	6,621,693	644,333
Government National Mortgage Association (GNMA), 2021-169 IO, IO	1.112%	6/16/61	17,335,627	1,387,417 (a)
Government National Mortgage Association (GNMA), 2021-181 IO, IO	0.970%	7/16/63	18,945,021	1,337,577 (a)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,928,749	3,919,716
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,806,016	200,745 (a)
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	20,053,110	17,273,705
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,849,057	4,066,259
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	66,757,996	3,193,075 (a)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	9,294,400	7,536,670
Government National Mortgage Association (GNMA), 2022-24 AH	2.500%	2/20/52	5,043,932	4,277,567
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	3,049,007	463,431
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	14,417,343	663,873 (a)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,257,840	1,419,062 (a)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	10,907,229
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	1,000,000	794,605
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,213,656
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	12,844,939	10,542,916
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,798,392 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.698%	7/16/64	$8,351,319	$512,334 (a)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	7,414,006	469,061 (a)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	5,697,827 (a)
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	4,028,259	792,096
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,249,839	34,238,870
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	67,444,209	3,898,828 (a)
Government National Mortgage Association (GNMA), 2023-130 IO, IO	4.000%	8/20/47	5,707,884	1,051,446
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	111,298,551	4,601,138 (a)
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. Term SOFR + 1.631%)	6.960%	7/15/35	7,033,000	197,539 (a)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.847%)	7.176%	9/15/31	9,631,274	6,958,197 (a)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.047%)	8.376%	9/15/31	3,636,206	1,110,871 (a)(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,602,379
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.193%	6/20/35	2,860,082	2,593,551 (a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	6.493%	6/16/36	846,945	842,466 (a)(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.979%	9/25/35	11,649	9,225 (a)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.818%	8/15/39	6,000,000	6,021,179 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,186,936	1,884,647 (a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.925%	4/15/37	7,322,097	6,994,886 (a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	4,432,014	3,874,847 (a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	3,962,846	3,480,507 (a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.789%	2/17/39	13,010,000	13,001,869 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	$12,765,722	$12,557,591 (c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	6,530,071	6,415,833 (c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.810%	5/25/35	310,629	158,113 (a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.804%	12/25/35	10,527	5,149 (a)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	4.664%	2/25/36	6,185	5,796 (a)
MHC Commercial Mortgage Trust, 2021- MHC A (1 mo. Term SOFR + 0.915%)	6.244%	4/15/38	9,324,114	9,253,838 (a)(c)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.293%	5/15/38	3,401,454	3,375,945 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,114,848 (a)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.476%	11/15/34	1,971,021	1,962,983 (a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.167%	3/15/52	40,740,842	1,497,254 (a)
Morgan Stanley Mortgage Loan Trust, 2005- 3AR 2A2	3.583%	7/25/35	209,147	178,910 (a)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	26,475,731	26,646,261 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	21,800,000	21,981,383 (a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	17,180,000	18,088,028 (a)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	90,266	74,720 (c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,800,000	1,596,852 (c)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	5,597,567	5,288,108 (a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	6,855,674	6,402,521 (a)(c)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	19,513,411	18,348,898 (a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	8,981,419	7,553,784 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
New Residential Mortgage Loan Trust, 2022- NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	$14,305,901	$13,268,087 (c)
NJ Trust, 2023-GSP A	6.697%	1/6/29	13,030,000	13,450,387 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,381	23,165
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	12,100,847	11,033,282 (c)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	6,671,630	5,162,074 (a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	15,263,870	13,263,019 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	18,415,062	18,663,645 (c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.927%	10/15/36	13,303,741	13,088,993 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	9,540,196	8,058,368 (c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	7,652,303	6,220,142 (a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	9,930,512	8,388,052 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	12,702,918	12,760,483 (c)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	25,300,000	25,510,504 (a)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	20,443,187	16,884,946 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	6,195,175	5,092,347
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	8,205,946	7,483,705 (a)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	27,558,832	27,195,047 (c)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.311%	1/15/27	11,250,000	10,500,676 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.329%	1/15/39	20,410,000	20,171,770 (a)(c)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	34,000,000	23,940,131 (a)(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.683%	11/15/38	3,850,000	3,783,570 (a)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	13,527,192	12,632,515 (c)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,250,212 (a)
UBS Commercial Mortgage Trust, 2018-C15 C	5.311%	12/15/51	2,960,000	2,656,785 (a)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	29,449,323 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,799,644 (c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.679%	9/25/33	$4,369	$4,027 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.810%	9/25/36	51,185	43,795 (a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,031,054
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.166%	5/15/48	25,177,922	82,453 (a)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,712,383
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.644%	8/15/54	97,186,432	7,020,563 (a)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,266,612 (c)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,404,200 (a)
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	0.977%	8/15/47	7,801,317	480 (a)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,556,586

Total Collateralized Mortgage Obligations (Cost — $1,977,502,778)				1,861,773,044
U.S. Government & Agency Obligations — 12.5%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	20,140,166
U.S. Government Obligations — 12.4%
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	105,615,235
U.S. Treasury Bonds	4.000%	11/15/42	137,500,000	126,752,442 (f)
U.S. Treasury Bonds	3.875%	2/15/43	66,470,000	60,103,420
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	25,325,794
U.S. Treasury Bonds	4.375%	8/15/43	67,000,000	64,691,641
U.S. Treasury Bonds	4.750%	11/15/43	154,900,000	157,005,672
U.S. Treasury Bonds	3.625%	2/15/44	13,890,000	12,035,468 (i)
U.S. Treasury Bonds	4.500%	2/15/44	12,000,000	11,775,000
U.S. Treasury Bonds	4.625%	5/15/44	17,370,000	17,340,145 (j)
U.S. Treasury Bonds	2.875%	8/15/45	72,000,000	54,708,750 (i)
U.S. Treasury Bonds	1.375%	8/15/50	14,000,000	7,167,070
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	97,261,742
U.S. Treasury Bonds	1.875%	2/15/51	210,000,000	122,677,735
U.S. Treasury Bonds	4.750%	11/15/53	211,520,000	218,708,376 (f)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.250%	2/15/54	$19,470,000	$18,543,654
U.S. Treasury Notes	4.500%	5/31/29	1,360,000	1,369,456
U.S. Treasury Notes	3.875%	11/30/29	30,000,000	29,308,594
U.S. Treasury Notes	4.125%	8/31/30	101,000,000	99,727,637
U.S. Treasury Notes	4.500%	5/31/31	23,000,000	23,377,344
U.S. Treasury Notes	3.875%	8/15/33	242,000,000	232,868,280
U.S. Treasury Notes	4.500%	11/15/33	10,000,000	10,094,531
U.S. Treasury Notes	4.000%	2/15/34	85,000,000	82,523,047
Total U.S. Government Obligations				1,578,981,033

Total U.S. Government & Agency Obligations (Cost — $1,782,071,841)				1,599,121,199
Asset-Backed Securities — 8.0%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.738%	10/23/34	21,870,000	21,911,085 (a)(c)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.636%	4/20/34	400,000	400,710 (a)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.827%	4/19/37	7,990,000	8,005,562 (a)(c)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	6.601%	4/30/31	822,129	822,967 (a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.495%	7/25/32	15,227	16,081 (a)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	6.636%	4/20/34	4,300,000	4,303,870 (a)(c)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	6,219,836	5,581,184 (c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	866,250	804,594 (c)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.705%	4/20/35	9,450,000	9,460,049 (a)(c)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	16,150,000	16,287,515 (a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	5.680%	5/25/36	92,003	22,173 (a)
Atrium, 9A AR2 (3 mo. Term SOFR + 1.252%)	6.588%	5/28/30	941,871	942,817 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,338,159 (c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.756%	1/20/35	10,520,000	10,536,508 (a)(c)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.729%	7/15/31	3,232,137	3,236,136 (a)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.535%	10/20/35	17,010,000	17,106,068 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	6.785%	6/25/47	$9,581,070	$9,627,000 (a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.070%	1/15/35	14,260,000	14,265,494 (a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	6.975%	4/20/35	7,970,000	7,962,219 (a)(c)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.819%	7/15/37	10,840,000	10,840,000 (a)(c)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.525%	7/20/35	15,040,000	15,151,169 (a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	13,310,000	13,407,643 (a)(c)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	7,250,000	7,292,295 (a)(c)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	10,145,611	9,091,845 (c)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.850%	4/15/34	10,470,000	10,478,027 (a)(c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.738%	4/19/34	830,000	831,610 (a)(c)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	8.079%	10/15/35	4,610,000	4,681,914 (a)(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.770%	7/15/34	4,530,000	4,532,805 (a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.636%	7/27/31	6,033,166	6,034,679 (a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.286%	4/20/29	4,855,000	4,860,536 (a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.699%	7/17/34	24,240,000	24,240,345 (a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.836%	7/20/30	470,693	470,813 (a)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,112,155	5,849,310 (c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.656%	4/20/34	3,100,000	3,102,929 (a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.860%	12/28/48	5,577,719	5,583,029 (a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,148,235	2,805,593 (c)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.926%	4/20/37	4,780,000	4,798,370 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	$4,102,612	$3,618,246 (c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	0.868%	2/3/29	617	478 (a)(c)(k)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	5,162,874	4,467,744 (c)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.687%	5/20/34	17,280,000	17,312,565 (a)(c)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.600%	11/25/69	3,077,843	3,084,014 (a)(c)
ELFI Graduate Loan Program LLC, 2023-A A	6.370%	2/4/48	12,785,627	13,058,891 (c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	17,600,000	17,640,151 (a)(c)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.529%	7/15/36	10,100,000	10,178,518 (a)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	7,500,000	7,521,466 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	304,038	287,259
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,610,608 (c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,512,491
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.588%	7/23/32	6,717,000	6,729,320 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.473%	4/24/31	15,610,000	15,621,707 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.686%	7/20/34	6,590,000	6,608,297 (a)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.978%	5/5/30	4,240,938	4,246,730 (a)(c)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. Term SOFR + 1.582%)	6.906%	1/20/34	6,170,000	6,179,378 (a)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. Term SOFR + 1.982%)	7.306%	10/20/31	9,615,159	9,630,785 (a)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. Term SOFR + 3.512%)	8.848%	5/5/32	1,250,000	1,251,801 (a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.075%	10/25/34	11,580,000	11,603,938 (a)(c)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.274%	4/25/36	4,440,000	4,469,379 (a)(c)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	612,714	547,771 (c)
Goodgreen Trust, 2019-2A A	2.760%	4/15/55	3,584,598	3,036,918 (c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.505%	12/20/29	$495,523	$496,161 (a)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.745%	1/27/31	8,199,587	8,207,225 (a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.846%	1/20/30	1,344,993	1,346,329 (a)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.041%	11/30/32	4,900,000	4,904,110 (a)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,699,940 (c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	21,503,787	18,246,450 (c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	13,971,650	13,030,487 (c)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	979,790	847,186 (c)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.716%	1/21/35	6,660,000	6,674,318 (a)(c)
KKR CLO Ltd., 20 A (3 mo. Term SOFR + 1.392%)	6.719%	10/16/30	3,658,946	3,662,555 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	7,332,479	5,877,754 (c)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	4,869,625	3,921,095 (c)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. Term SOFR + 0.634%)	5.977%	1/21/31	1,835	1,830 (a)
MAPS Trust, 2021-1A A	2.521%	6/15/46	4,165,381	3,756,032 (c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.190%	7/15/29	4,000,000	4,004,323 (a)(c)
MMAF Equipment Finance LLC, 2024-A A4	5.100%	7/13/49	7,140,000	7,145,180 (c)
Mosaic Solar Loans LLC, 2024-1A A	5.500%	9/20/49	3,080,491	3,055,250 (c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.186%	10/20/30	6,090,000	6,108,963 (a)(c)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 1.014%)	6.343%	11/15/68	307,332	306,103 (a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	1,377,607	1,279,190 (c)
Navient Student Loan Trust, 2017-3A A3 (30 Day Average SOFR + 1.164%)	6.500%	7/26/66	7,787,987	7,813,208 (a)(c)
Navient Student Loan Trust, 2023-BA A1B (30 Day Average SOFR + 1.700%)	7.033%	3/15/72	2,751,409	2,771,692 (a)(c)
Nelnet Student Loan Trust, 2007-1 A4 (90 Day Average SOFR + 0.372%)	5.720%	8/27/36	11,242,668	10,992,152 (a)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.050%	9/25/42	2,385,756	2,356,118 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.483%	4/20/62	$12,321,000	$12,251,808 (a)(c)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.629%	7/15/35	2,300,000	2,300,713 (a)(c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	9,230,000	9,249,570 (a)(c)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	11,745,000	11,744,604 (a)(c)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.325%	1/20/35	6,500,000	6,519,847 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.077%	11/16/36	37,000,000	37,286,738 (a)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.584%	2/14/31	9,558,592	9,565,082 (a)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.646%	1/20/31	10,162,957	10,169,562 (a)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.627%	2/24/37	16,090,000	16,096,472 (a)(c)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.739%	10/18/34	2,870,000	2,876,498 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.631%	5/23/31	5,166,998	5,169,751 (a)(c)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	7.149%	4/20/36	8,200,000	8,286,401 (a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.734%	11/14/34	17,020,000	17,050,721 (a)(c)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.325%	10/20/35	6,650,000	6,664,638 (a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	468,781	455,495 (c)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.666%	7/20/34	26,070,000	26,111,426 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	26,700,000	26,934,111 (a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.720%	10/15/34	26,300,000	26,346,740 (a)(c)
Renew, 2023-1A A	5.900%	11/20/58	1,801,289	1,752,547 (c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.710%	7/15/30	350,179	350,531 (a)(c)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	12,600,000	12,626,176 (a)(c)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.193%	10/15/41	$6,143,702	$6,427,301 (a)(c)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,267,784 (c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	8,163,078	7,295,216 (c)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	13,905,278	13,073,883 (c)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	669,706	609,292 (c)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.243%	1/15/53	2,636,841	2,625,444 (a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	11,465,441	9,649,088 (c)
Sound Point CLO Ltd., 2018-2A A (3 mo. Term SOFR + 1.362%)	6.686%	7/26/31	584,819	585,984 (a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	762,400	697,551 (c)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	6.260%	2/25/34	1,725,827	1,707,014 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,462,060	3,162,844 (c)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	25,430,000	25,486,751 (a)(c)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.962%)	7.290%	4/15/33	6,500,000	6,516,160 (a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,028,303	8,385,578 (c)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	8,430,000	8,492,319 (a)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,151,058	1,043,972
US Bank NA, 2023-1 B	6.789%	8/25/32	11,310,978	11,361,448 (c)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.626%	4/20/34	4,150,000	4,153,736 (a)(c)
Wachovia Student Loan Trust, 2006-1 A6 (90 Day Average SOFR + 0.432%)	5.779%	4/25/40	718,901	709,380 (a)(c)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	6.645%	7/24/36	7,130,000	7,130,000 (a)(c)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.805%	10/24/34	13,740,000	13,753,113 (a)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	17,000,000	17,022,270 (a)(c)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.475%	4/20/36	10,240,000	10,331,947 (a)(c)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	$7,650,000	$7,691,449 (a)(c)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.824%	7/25/31	14,589,770	14,605,442 (a)(c)

Total Asset-Backed Securities (Cost — $1,031,583,573)				1,015,999,606
Sovereign Bonds — 1.8%
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	5,470,000	3,390,732
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	5,870,000	4,640,524
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	26,450,000	20,319,709
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	15,000,000	9,809,193
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	444,000	341,427
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	30,189,000	21,294,121
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	512,000	361,895
Total Colombia				56,766,869
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,021,777 (c)
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	26,280,000	22,213,052
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	8,228,478
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,237,034
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	1,934,563 (e)
Total Israel				35,613,127
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	23,469,608 (c)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	5,682,000	4,676,076
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	$100,000	$96,888
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	32,164,000	25,875,442
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	13,420,481
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	49,900,000	36,538,994
Total Mexico				80,607,881
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	1,578,000	1,536,740
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	289,993
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	7,320,000	4,117,730
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,455,415
Total Peru				13,399,878
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	3,150,000	3,731,069

Total Sovereign Bonds (Cost — $279,160,036)				224,000,941
U.S. Treasury Inflation Protected Securities — 0.3%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,940,869	1,632,296
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	35,588,744	32,942,471

Total U.S. Treasury Inflation Protected Securities (Cost — $37,043,029)				34,574,767
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $95.500 (Cost — $1,604,837)	12/13/24	1,708	$4,270,000	1,900,150
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 425.000 bps , 425.000 bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44 (Cost — $1,925,378)	JPMorgan Chase & Co.	11/29/24	86,990,000	$86,990,000	$1,263,664

Total Purchased Options (Cost — $3,530,215)					3,163,814
		Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding		6.314%	1/1/44	$3,000	3,039
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Projects Build America Bonds, Series B		7.834%	2/15/41	134,000	162,026

Total Municipal Bonds (Cost — $182,617)					165,065
Total Investments before Short-Term Investments (Cost — $14,130,109,414)					12,987,565,174
				Shares
Short-Term Investments — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $62,763,788)		5.254%		62,763,788	62,763,788 (l)(m)
Total Investments — 102.5% (Cost — $14,192,873,202)					13,050,328,962
Liabilities in Excess of Other Assets — (2.5)%					(312,783,778)
Total Net Assets — 100.0%					$12,737,545,184

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $393,717,665.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Value is less than $1.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Rate shown is the current yield based on income received over the trailing twelve months.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $62,763,788 and the cost was $62,763,788 (Note 8).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis point spread (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.4)%
Mortgage-Backed Securities — (0.4)%
FNMA — (0.3)%
Federal National Mortgage Association (FNMA)	4.500%	7/1/54	$(36,600,000)	$(34,508,367) (a)
GNMA — (0.1)%
Government National Mortgage Association (GNMA) II	4.500%	7/20/54	(17,700,000)	(16,828,733) (a)
Government National Mortgage Association (GNMA) II	5.000%	7/20/54	(6,100,000)	(5,940,255) (a)
Total GNMA				(22,768,988)

Total Securities Sold Short (Proceeds — $(57,681,512))				$(57,277,355)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1).
At June 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	3,431	$8,577,500	$(150,106)
3-Month SOFR Futures, Put	12/13/24	95.000	1,708	4,270,000	(459,025)
Total Exchange-Traded Written Options (Premiums received — $2,563,071)					(609,131)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29 (Premiums received — $1,873,690)	JPMorgan Chase & Co.	11/29/24	445.000 bps	267,670,000	267,670,000	(1,117,137)
Total Written Options (Premiums received — $4,436,761)						$(1,726,268)

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

 Western Asset Core Bond Fund
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,679	3/25	$401,071,653	$399,371,138	$(1,700,515)
3-Month SOFR	6,285	3/26	1,507,747,710	1,508,871,375	1,123,665
U.S. Treasury 5-Year Notes	26,546	9/24	2,815,311,262	2,829,223,039	13,911,777
U.S. Treasury 10-Year Notes	4,650	9/24	509,147,290	511,427,367	2,280,077
U.S. Treasury Long- Term Bonds	247	9/24	29,560,052	29,223,187	(336,865)
Net unrealized appreciation on open futures contracts					$15,278,139

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(2,339,485)	$32,802	$(2,372,287)
	517,082,000	2/28/31	3.870% annually	Daily SOFR Compound annually	3,135,485	(1,606,258)	4,741,743
	583,881,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(9,349,244)	(5,798,712)	(3,550,532)
	126,241,000	2/15/48	3.050% annually	Daily SOFR Compound annually	15,140,800	5,452,092	9,688,708
	234,775,000	5/15/48	3.150% annually	Daily SOFR Compound annually	24,508,081	1,950,766	22,557,315
Total	$1,923,321,000				$31,095,637	$30,690	$31,064,947

See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Core Bond Fund
OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$200,182	7/25/36	4.420% monthly	$20,242	$8,755	$11,487(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.42 Index	$785,705,000	6/20/29	1.000% quarterly	$16,079,831	$16,462,194	$(382,363)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.330%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $14,130,109,414)	$12,987,565,174
Investments in affiliated securities, at value (Cost — $62,763,788)	62,763,788
Cash	20,000,000
Receivable for securities sold	159,473,035
Interest receivable	100,697,940
Deposits with brokers for centrally cleared swap contracts	41,074,702
Receivable for Fund shares sold	16,640,253
Deposits with brokers for open futures contracts and exchange-traded options	2,566,471
Principal paydown receivable	574,540
Dividends receivable from affiliated investments	486,851
OTC swaps, at value (premiums paid — $8,755)	20,242
Receivable for open OTC swap contracts	2,037
Other assets	1,487
Prepaid expenses	14,372
Total Assets	13,391,880,892
Liabilities:
Payable for securities purchased	495,525,627
Investments sold short, at value (proceeds received — $57,681,512)	57,277,355
Payable for Fund shares repurchased	48,888,229
Payable to brokers — net variation margin on centrally cleared swap contracts	35,428,691
Payable to brokers — net variation margin on open futures contracts	4,364,482
Distributions payable	4,142,533
Investment management fee payable	3,564,220
Written options, at value (premiums received — $4,436,761)	1,726,268
Service and/or distribution fees payable	176,340
Directors’ fees payable	65,432
Accrued expenses	3,176,531
Total Liabilities	654,335,708
Total Net Assets	$12,737,545,184
Net Assets:
Par value (Note 7)	$1,216,364
Paid-in capital in excess of par value	16,532,628,192
Total distributable earnings (loss)	(3,796,299,372)
Total Net Assets	$12,737,545,184
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class A	$625,133,064
Class C	$28,408,401
Class C1	$8,091
Class FI	$66,890,259
Class R	$22,176,063
Class I	$9,494,844,156
Class IS	$2,500,085,150
Shares Outstanding:
Class A	59,726,587
Class C	2,713,107
Class C1	771
Class FI	6,385,915
Class R	2,116,904
Class I	906,919,559
Class IS	238,501,349
Net Asset Value:
Class A (and redemption price)	$10.47
Class C*	$10.47
Class C1*	$10.49
Class FI (and redemption price)	$10.47
Class R (and redemption price)	$10.48
Class I (and redemption price)	$10.47
Class IS (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.88

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest from unaffiliated investments	$313,458,561
Dividends from affiliated investments	3,409,898
Interest from affiliated investments	82,583
Total Investment Income	316,951,042
Expenses:
Investment management fee (Note 2)	27,180,059
Transfer agent fees (Notes 2 and 5)	6,254,340
Service and/or distribution fees (Notes 2 and 5)	1,093,096
Shareholder reports	249,789
Legal fees	190,069
Directors’ fees	170,462
Registration fees	164,772
Fund accounting fees	110,078
Commitment fees (Note 9)	62,690
Insurance	57,105
Audit and tax fees	38,789
Miscellaneous expenses	56,539
Total Expenses	35,627,788
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,264,080)
Net Expenses	31,363,708
Net Investment Income	285,587,334
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(283,227,906)
Futures contracts	(47,082,863)
Written options	5,625,842
Swap contracts	118,607,623
Net Realized Loss	(206,077,304)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(66,991,422)
Investments in affiliated securities	(7,969)
Futures contracts	(110,476,537)
Written options	2,532,114
Securities sold short	404,157
Swap contracts	(50,096,574)
Change in Net Unrealized Appreciation (Depreciation)	(224,636,231)
Net Loss on Investments, Futures Contracts, Written Options, Short Sales and Swap Contracts	(430,713,535)
Decrease in Net Assets From Operations	$(145,126,201)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$285,587,334	$561,606,179
Net realized loss	(206,077,304)	(600,344,493)
Change in net unrealized appreciation (depreciation)	(224,636,231)	816,701,466
Increase (Decrease) in Net Assets From Operations	(145,126,201)	777,963,152
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(274,077,914)	(548,790,006)
Decrease in Net Assets From Distributions to Shareholders	(274,077,914)	(548,790,006)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,203,891,718	4,973,269,844
Reinvestment of distributions	244,864,476	481,318,550
Cost of shares repurchased	(3,798,798,905)	(5,327,374,619)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,350,042,711)	127,213,775
Increase (Decrease) in Net Assets	(1,769,246,826)	356,386,921
Net Assets:
Beginning of period	14,506,792,010	14,150,405,089
End of period	$12,737,545,184	$14,506,792,010
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.78	$10.58	$13.09	$13.65	$13.01	$12.21
Income (loss) from operations:
Net investment income	0.20	0.37	0.25	0.15	0.21	0.32
Net realized and unrealized gain (loss)	(0.31)	0.19	(2.50)	(0.45)	0.92	0.91
Total income (loss) from operations	(0.11)	0.56	(2.25)	(0.30)	1.13	1.23
Less distributions from:
Net investment income	(0.20)	(0.36)	(0.26)	(0.22)	(0.28)	(0.34)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.20)	(0.36)	(0.26)	(0.26)	(0.49)	(0.43)
Net asset value, end of period	$10.47	$10.78	$10.58	$13.09	$13.65	$13.01
Total return[3]	(1.14)%	5.53%	(17.24)%	(2.20)%	8.72%	10.03%
Net assets, end of period (millions)	$625	$645	$579	$731	$700	$520
Ratios to average net assets:
Gross expenses	0.81%[4]	0.82%[5]	0.83%	0.82%	0.83%[5]	0.84%[5]
Net expenses[6,7]	0.81 [4]	0.82 [5]	0.82	0.82	0.82 [5]	0.82 [5]
Net investment income	3.89 [4]	3.50	2.19	1.16	1.55	2.50
Portfolio turnover rate[8]	35%	110%	72%	109%	159%	201%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.79	$10.58	$13.09	$13.65	$13.01	$12.22
Income (loss) from operations:
Net investment income	0.17	0.29	0.17	0.06	0.11	0.23
Net realized and unrealized gain (loss)	(0.33)	0.21	(2.49)	(0.45)	0.92	0.90
Total income (loss) from operations	(0.16)	0.50	(2.32)	(0.39)	1.03	1.13
Less distributions from:
Net investment income	(0.16)	(0.29)	(0.19)	(0.13)	(0.18)	(0.25)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.16)	(0.29)	(0.19)	(0.17)	(0.39)	(0.34)
Net asset value, end of period	$10.47	$10.79	$10.58	$13.09	$13.65	$13.01
Total return[3]	(1.49)%	4.70%	(17.73)%	(2.88)%	7.96%	9.27%
Net assets, end of period (000s)	$28,408	$33,830	$45,614	$83,677	$98,221	$65,850
Ratios to average net assets:
Gross expenses	1.51%[4]	1.51%	1.51%	1.52%	1.52%	1.52%
Net expenses[5,6]	1.51 [4]	1.51	1.51	1.52	1.51	1.52
Net investment income	3.18 [4]	2.77	1.44	0.46	0.84	1.80
Portfolio turnover rate[7]	35%	110%	72%	109%	159%	201%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.81	$10.60	$13.12	$13.66	$13.02	$12.22
Income (loss) from operations:
Net investment income	0.17	0.31	0.19	0.09	0.16	0.29
Net realized and unrealized gain (loss)	(0.33)	0.21	(2.50)	(0.43)	0.91	0.89
Total income (loss) from operations	(0.16)	0.52	(2.31)	(0.34)	1.07	1.18
Less distributions from:
Net investment income	(0.16)	(0.31)	(0.21)	(0.16)	(0.22)	(0.29)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.16)	(0.31)	(0.21)	(0.20)	(0.43)	(0.38)
Net asset value, end of period	$10.49	$10.81	$10.60	$13.12	$13.66	$13.02
Total return[3]	(1.43)%	4.88%	(17.58)%	(2.48)%	8.24%	9.73%
Net assets, end of period (000s)	$8	$164	$373	$658	$1,649	$2,686
Ratios to average net assets:
Gross expenses	1.86%[4]	1.35%	1.29%	1.26%	1.25%	1.19%
Net expenses[5,6]	1.42 [4]	1.35	1.29	1.25	1.25	1.19
Net investment income	3.09 [4]	2.87	1.66	0.69	1.17	2.30
Portfolio turnover rate[7]	35%	110%	72%	109%	159%	201%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.79	$10.59	$13.10	$13.66	$13.01	$12.22
Income (loss) from operations:
Net investment income	0.20	0.37	0.25	0.16	0.22	0.32
Net realized and unrealized gain (loss)	(0.33)	0.19	(2.50)	(0.46)	0.92	0.90
Total income (loss) from operations	(0.13)	0.56	(2.25)	(0.30)	1.14	1.22
Less distributions from:
Net investment income	(0.19)	(0.36)	(0.26)	(0.22)	(0.28)	(0.34)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.19)	(0.36)	(0.26)	(0.26)	(0.49)	(0.43)
Net asset value, end of period	$10.47	$10.79	$10.59	$13.10	$13.66	$13.01
Total return[3]	(1.15)%	5.44%	(17.22)%	(2.18)%	8.73%	10.13%
Net assets, end of period (000s)	$66,890	$89,169	$126,458	$198,853	$206,983	$234,036
Ratios to average net assets:
Gross expenses	0.83%[4]	0.80%	0.81%	0.80%	0.80%	0.81%
Net expenses[5,6]	0.83 [4]	0.80	0.81	0.80	0.79	0.80
Net investment income	3.85 [4]	3.47	2.16	1.18	1.60	2.54
Portfolio turnover rate[7]	35%	110%	72%	109%	159%	201%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.79	$10.59	$13.10	$13.66	$13.02	$12.23
Income (loss) from operations:
Net investment income	0.19	0.34	0.21	0.11	0.17	0.28
Net realized and unrealized gain (loss)	(0.32)	0.19	(2.49)	(0.45)	0.91	0.90
Total income (loss) from operations	(0.13)	0.53	(2.28)	(0.34)	1.08	1.18
Less distributions from:
Net investment income	(0.18)	(0.33)	(0.23)	(0.18)	(0.23)	(0.30)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.18)	(0.33)	(0.23)	(0.22)	(0.44)	(0.39)
Net asset value, end of period	$10.48	$10.79	$10.59	$13.10	$13.66	$13.02
Total return[3]	(1.20)%	5.11%	(17.47)%	(2.50)%	8.37%	9.68%
Net assets, end of period (000s)	$22,176	$24,209	$23,893	$35,216	$31,357	$26,359
Ratios to average net assets:
Gross expenses	1.13%[4]	1.12%	1.14%	1.15%	1.13%	1.13%
Net expenses[5,6]	1.13 [4]	1.12	1.13	1.14	1.13	1.13
Net investment income	3.57 [4]	3.19	1.85	0.84	1.24	2.23
Portfolio turnover rate[7]	35%	110%	72%	109%	159%	201%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.79	$10.58	$13.09	$13.65	$13.01	$12.21
Income (loss) from operations:
Net investment income	0.22	0.41	0.29	0.20	0.26	0.37
Net realized and unrealized gain (loss)	(0.33)	0.20	(2.49)	(0.45)	0.92	0.91
Total income (loss) from operations	(0.11)	0.61	(2.20)	(0.25)	1.18	1.28
Less distributions from:
Net investment income	(0.21)	(0.40)	(0.31)	(0.27)	(0.33)	(0.39)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.21)	(0.40)	(0.31)	(0.31)	(0.54)	(0.48)
Net asset value, end of period	$10.47	$10.79	$10.58	$13.09	$13.65	$13.01
Total return[3]	(0.96)%	5.91%	(16.93)%	(1.84)%	9.12%	10.44%
Net assets, end of period (millions)	$9,495	$10,041	$8,889	$13,094	$13,191	$8,470
Ratios to average net assets:
Gross expenses	0.53%[4]	0.53%	0.54%	0.53%	0.54%[5]	0.54%[5]
Net expenses[6,7]	0.45 [4]	0.45	0.45	0.45	0.45 [5]	0.45 [5]
Net investment income	4.25 [4]	3.87	2.53	1.53	1.91	2.88
Portfolio turnover rate[8]	35%	110%	72%	109%	159%	201%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Core Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.80	$10.60	$13.11	$13.67	$13.03	$12.23
Income (loss) from operations:
Net investment income	0.22	0.41	0.29	0.21	0.26	0.38
Net realized and unrealized gain (loss)	(0.32)	0.19	(2.49)	(0.46)	0.92	0.90
Total income (loss) from operations	(0.10)	0.60	(2.20)	(0.25)	1.18	1.28
Less distributions from:
Net investment income	(0.22)	(0.40)	(0.31)	(0.27)	(0.33)	(0.39)
Net realized gains	—	—	—	(0.04)	(0.21)	(0.09)
Total distributions	(0.22)	(0.40)	(0.31)	(0.31)	(0.54)	(0.48)
Net asset value, end of period	$10.48	$10.80	$10.60	$13.11	$13.67	$13.03
Total return[3]	(0.95)%	5.84%	(16.87)%	(1.80)%	9.14%	10.55%
Net assets, end of period (millions)	$2,500	$3,673	$4,486	$6,830	$5,846	$4,197
Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%[5]	0.42%[5]	0.42%[5]	0.43%[5]
Net expenses[6,7]	0.42 [4]	0.41	0.42 [5]	0.42 [5]	0.42 [5]	0.42 [5]
Net investment income	4.26 [4]	3.87	2.56	1.56	1.95	2.94
Portfolio turnover rate[8]	35%	110%	72%	109%	159%	201%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%, 68%, 64%, 72%, 111% and
125%.

[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Core Bond Fund 2024 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$4,164,509,088	—	$4,164,509,088
Corporate Bonds & Notes	—	4,084,257,650	—	4,084,257,650
Collateralized Mortgage Obligations	—	1,861,773,044	—	1,861,773,044
U.S. Government & Agency Obligations	—	1,599,121,199	—	1,599,121,199
Asset-Backed Securities	—	1,015,999,606	—	1,015,999,606
Sovereign Bonds	—	224,000,941	—	224,000,941
U.S. Treasury Inflation Protected Securities	—	34,574,767	—	34,574,767
Purchased Options:
Exchange-Traded Purchased Options	$1,900,150	—	—	1,900,150
OTC Purchased Options	—	1,263,664	—	1,263,664
Municipal Bonds	—	165,065	—	165,065
Total Long-Term Investments	1,900,150	12,985,665,024	—	12,987,565,174
Short-Term Investments†	62,763,788	—	—	62,763,788
Total Investments	$64,663,938	$12,985,665,024	—	$13,050,328,962

Western Asset Core Bond Fund 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$17,315,519	—	—	$17,315,519
Centrally Cleared Interest Rate Swaps††	—	$36,987,766	—	36,987,766
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$20,242	20,242
Total Other Financial Instruments	$17,315,519	$36,987,766	$20,242	$54,323,527
Total	$81,979,457	$13,022,652,790	$20,242	$13,104,652,489
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$57,277,355	—	$57,277,355
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$609,131	—	—	609,131
OTC Written Options	—	1,117,137	—	1,117,137
Futures Contracts††	2,037,380	—	—	2,037,380
Centrally Cleared Interest Rate Swaps††	—	5,922,819	—	5,922,819
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	382,363	—	382,363
Total Other Financial Instruments	$2,646,511	$7,422,319	—	$10,068,830
Total	$2,646,511	$64,699,674	—	$67,346,185

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset Core Bond Fund 2024 Semi-Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the total notional value of all credit default swaps to sell protection was $785,905,182. This amount would be
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well

Western Asset Core Bond Fund 2024 Semi-Annual Report

as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific

Western Asset Core Bond Fund 2024 Semi-Annual Report

information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2024, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $565,385 and $862,781, respectively.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

Western Asset Core Bond Fund 2024 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held OTC written options with credit related contingent features which had a liability position of $1,117,137. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Core Bond Fund 2024 Semi-Annual Report

FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $4,264,080, which included an affiliated money market fund waiver of $73,445.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2024	—	$8,988,555
Expires December 31, 2025	—	7,819,847
Expires December 31, 2026	$81	4,190,554
Total fee waivers/expense reimbursements subject to recapture	$81	$20,998,956
For the six months ended June 30, 2024, FTFA did not recapture any fees.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $25,676 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$16,832	—
CDSCs	494	$141
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$477,323,353	$4,378,067,022
Sales	1,076,590,273	4,990,205,045

Western Asset Core Bond Fund 2024 Semi-Annual Report

At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$14,192,873,202	$56,375,636	$(1,198,919,876)	$(1,142,544,240)
Securities sold short	(57,681,512)	404,157	—	404,157
Written options	(4,436,761)	2,710,493	—	2,710,493
Futures contracts	—	17,315,519	(2,037,380)	15,278,139
Swap contracts	16,501,639	36,999,253	(6,305,182)	30,694,071
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$3,163,814	—	$3,163,814
Futures contracts[3]	17,315,519	—	17,315,519
OTC swap contracts[4]	—	$20,242	20,242
Centrally cleared swap contracts[5]	36,987,766	—	36,987,766
Total	$57,467,099	$20,242	$57,487,341

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$1,726,268	—	$1,726,268
Futures contracts[3]	2,037,380	—	2,037,380
Centrally cleared swap contracts[5]	5,922,819	$382,363	6,305,182
Total	$9,686,467	$382,363	$10,068,830
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(5,427,171)	—	$(5,427,171)
Futures contracts	(47,082,863)	—	(47,082,863)
Written options	5,625,842	—	5,625,842
Swap contracts	105,831,727	$12,775,896	118,607,623
Total	$58,947,535	$12,775,896	$71,723,431

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$1,770,102	—	$1,770,102
Futures contracts	(110,476,537)	—	(110,476,537)
Written options	2,532,114	—	2,532,114
Swap contracts	(43,084,500)	$(7,012,074)	(50,096,574)
Total	$(149,258,821)	$(7,012,074)	$(156,270,895)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Core Bond Fund 2024 Semi-Annual Report

During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,682,939
Written options	3,375,069
Futures contracts (to buy)	7,617,838,425
Futures contracts (to sell)†	2,464,706,706
Average Notional Balance
Interest rate swap contracts	$2,248,920,714
Credit default swap contracts (sell protection)	846,083,366

†	At June 30, 2024, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$20,242	—	$20,242	—	$20,242
JPMorgan Chase & Co.	1,263,664	$(1,117,137)	146,527	—	146,527
Total	$1,283,906	$(1,117,137)	$166,769	—	$166,769

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$790,882	$445,071
Class C	154,998	14,418
Class C1	127	139
Class FI	90,086	58,938
Class R	57,003	23,617
Class I	—	5,694,795
Class IS	—	17,362
Total	$1,093,096	$6,254,340
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,452
Class C	168
Class C1	81
Class FI	390
Class R	124
Class I	4,244,646
Class IS	15,219
Total	$4,264,080
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$11,776,686	$20,603,315
Class C	467,818	1,042,688
Class C1	534	5,819
Class FI	1,328,016	3,598,186
Class R	388,288	748,015
Class I	201,322,490	367,362,474
Class IS	58,794,082	155,429,509
Total	$274,077,914	$548,790,006

Western Asset Core Bond Fund 2024 Semi-Annual Report

7. Capital shares
At June 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,804,100	$103,319,549	26,360,526	$278,719,001
Shares issued on reinvestment	846,922	8,877,481	1,367,719	14,415,439
Shares repurchased	(10,772,901)	(113,242,658)	(22,594,563)	(239,171,258)
Net increase (decrease)	(121,879)	$(1,045,628)	5,133,682	$53,963,182
Class C
Shares sold	193,518	$2,041,973	588,235	$6,226,779
Shares issued on reinvestment	37,056	388,677	81,356	860,212
Shares repurchased	(653,329)	(6,868,464)	(1,844,000)	(19,533,455)
Net decrease	(422,755)	$(4,437,814)	(1,174,409)	$(12,446,464)
Class C1
Shares sold	7	$107	218	$2,361
Shares issued on reinvestment	47	506	547	5,810
Shares repurchased	(14,480)	(153,722)	(20,756)	(223,754)
Net decrease	(14,426)	$(153,109)	(19,991)	$(215,583)
Class FI
Shares sold	511,913	$5,403,533	1,548,257	$16,470,249
Shares issued on reinvestment	122,871	1,289,795	328,378	3,474,054
Shares repurchased	(2,511,184)	(26,573,446)	(5,559,338)	(58,874,216)
Net decrease	(1,876,400)	$(19,880,118)	(3,682,703)	$(38,929,913)
Class R
Shares sold	347,955	$3,670,730	586,414	$6,218,475
Shares issued on reinvestment	36,399	382,047	69,888	738,225
Shares repurchased	(510,373)	(5,386,929)	(669,950)	(7,104,580)
Net decrease	(126,019)	$(1,334,152)	(13,648)	$(147,880)
Class I
Shares sold	163,711,634	$1,718,347,936	349,707,244	$3,716,416,859
Shares issued on reinvestment	17,751,745	186,132,369	31,972,250	337,384,165
Shares repurchased	(205,418,776)	(2,150,876,662)	(290,943,708)	(3,052,674,694)
Net increase (decrease)	(23,955,397)	$(246,396,357)	90,735,786	$1,001,126,330
Western Asset Core Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class IS
Shares sold	35,337,937	$371,107,890	89,626,342	$949,216,120
Shares issued on reinvestment	4,545,164	47,793,601	11,758,889	124,440,645
Shares repurchased	(141,470,855)	(1,495,697,024)	(184,668,982)	(1,949,792,662)
Net decrease	(101,587,754)	$(1,076,795,533)	(83,283,751)	$(876,135,897)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such companies for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,007,969	—	—	$6,000,000	6,000,000
Western Asset Premier Institutional Government Reserves, Premium Shares	193,162,949	$2,392,450,706	2,392,450,706	2,522,849,867	2,522,849,867
	$199,170,918	$2,392,450,706		$2,528,849,867

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$82,583	$(7,969)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	3,409,898	—	$62,763,788
	—	$3,492,481	$(7,969)	$62,763,788

Western Asset Core Bond Fund 2024 Semi-Annual Report

9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $2,409,489,449, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Western Asset Core Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Corporation and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional core bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2023 was above the median and that its performance for the 3- and 5-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 10-year periods ended December 31, 2023 and trailed the performance of its benchmark index for the 3- and 5-year periods

Western Asset Core Bond Fund

ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was equal to the median. The Board noted that the Fund’s actual total expense ratio was equal to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and Actual Management Fee was equal to the median of the peer group.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the
Western Asset Core Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Bond Fund

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Western Asset
Core Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90047-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024